OTHER INVESTMENTS - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Investments [Line Items]
Balance at beginning of the year	$ 10,035	$ 11,200
Investment additions, at cost	73	2,305
Proceeds from disposals	(2,451)	0
Gain (loss) on investments	(2,522)	(3,470)
Balance at end of the year	5,135	10,035
Less: Non-current portion	0	1,388
Current investments	$ 5,135	$ 8,647